Schedule of borrowings by type and classification (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about borrowings [line items]
Current Total		$ 1,748	₨ 127,878	₨ 978,231
Non-Current Total		$ 43	3,177	7,226
Borrowings, carrying amount			131,055	985,457
Vehicle Loan [member]
Disclosure of detailed information about borrowings [line items]
Current Total			3,754	7,187
Non-Current Total			3,177	7,226
Borrowings, carrying amount			₨ 6,931	14,413
Vehicle Loan [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		2021
Borrowings, interest rate		8.00%	8.00%
Vehicle Loan [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		2024
Borrowings, interest rate		9.50%	9.50%
Bank Overdraft / Invoice Discounting [member]
Disclosure of detailed information about borrowings [line items]
Current Total			₨ 124,124	971,044
Bank Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[1]	Floating rate
Borrowings, maturity		On demand
Borrowings, carrying amount				719,141
Invoice Discounting [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[2]	Floating rate
Borrowings, maturity		On demand
Borrowings, carrying amount			₨ 124,124	₨ 251,903

[1]	6M MCLR + spread
[2]	3M MCLR + 2% spread